Summary of Detailed Information about Restatement Explanatory (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
License fees	$ (206)	$ 492	$ 226	$ 1,016
Development service revenues	(77)	1,030	889	2,125
Research and development expenses	2,398	1,768	4,788	3,226
Net loss	(4,216)	(2,084)	(6,856)	(3,542)
Total comprehensive loss	$ 1,102	$ (3,178)	$ 1,248	$ (3,207)
Basic and diluted loss per share	$ (0.87)	$ (0.43)	$ (1.41)	$ (0.82)
Prepaid expenses and other current assets	$ 2,459	$ 4,375	$ 2,459	$ 4,375	$ 1,772
Current portion of deferred revenues	3,534	3,236	3,534	3,236	4,815
Deficit	$ (333,450)	(326,287)	$ (333,450)	(326,287)	$ (334,619)
Previously stated [member]
IfrsStatementLineItems [Line Items]
License fees		537		1,074
Development service revenues
Research and development expenses		738		1,101
Net loss		(2,039)		(3,484)
Total comprehensive loss		$ (3,133)		$ (3,149)
Basic and diluted loss per share		$ (0.42)		$ (0.72)
Prepaid expenses and other current assets		$ 3,308		$ 3,308
Current portion of deferred revenues		2,125		2,125
Deficit		(326,229)		(326,229)
Increase (decrease) due to corrections of prior period errors [member]
IfrsStatementLineItems [Line Items]
License fees		(45)		(58)
Development service revenues		1,030		2,125
Research and development expenses		1,030		2,125
Net loss		(45)		(58)
Total comprehensive loss		$ (45)		$ (58)
Basic and diluted loss per share		$ (0.01)		$ (0.01)
Prepaid expenses and other current assets		$ 1,067		$ 1,067
Current portion of deferred revenues		1,111		1,111
Deficit		$ (58)		$ (58)